Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received

The following is a maturity analysis of the annual undiscounted cash flows to be received with respect to the Office Leases as of December 31, 2025:

2026	$979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
2030	1,102,121
Thereafter	2,056,158
Total	$7,254,713

Schedule of Operating Leases

The following table presents balances reported in our consolidated statements of financial position related to our operating leases as of December 31, 2025 and 2024:

	2025	2024
Right-of-use assets	$64,357,655	$66,293,751

Lease liabilities – current	$3,611,195	$4,969,959
Lease liabilities – non-current	8,911,821	10,438,555
Total lease liabilities	$12,523,016	$15,408,514

The following is a summary of supplemental information pertaining to our operating leases as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Weighted average remaining lease term (in years)	4.73	5.44	5.65
Weighted average discount rate	5.52%	5.28%	4.69%

Cash payments for operating leases	$4,284,712	$47,136,626	$3,349,052
Lease liabilities arising from obtaining right-of-use assets	$2,787,687	$4,745,979	$3,584,020

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid

The following is a maturity analysis of the annual undiscounted cash flows to be paid on operating leases as of December 31, 2025:

2026	$4,236,727
2027	3,189,435
2028	1,684,463
2029	1,486,145
2030	1,443,290
Thereafter	2,250,457
Total undiscounted operating lease payments	14,290,517
Less: imputed interest	1,767,501
Present value of lease liabilities	$12,523,016